INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of information about consolidated structured entities
The following table provides information about our partnership’s investments in associates and joint ventures as of December 31, 2023 and December 31, 2022.

	Effective Ownership Interest (%) as of
Defined Name	December 31, 2023	December 31, 2022
Utilities
Brazilian electricity transmission operation	15%	15%
Mexican regulated natural gas transmission business	11%	11%
Mexican regulated natural gas transmission business	13%	13%
Australian regulated utility operation	—%	8%
Australian smart meter business	13%	13%
Transport
Brazilian toll road business	45%	45%
Brazilian rail and port logistics business	11%	11%
Australian container terminal operation	13%	13%
Australian export terminal operation	49%	49%
U.S. LNG export terminal	6%	6%
Midstream
U.S. gas pipeline	25%	38%
North American gas storage operation	—%	20%
Data
French telecom operation	21%	21%
Latin American data center operation	12%	12%
New Zealand data distribution business	—%	12%
Indian data center business	13%	13%
Australian data distribution business	12%	12%
U.S. semiconductor manufacturing facility	13%	12%
European telecom tower operation	6%	—%
North American hyperscale data center platform	15%	—%

Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2023	2022
Balance at beginning of year	$5,325	$4,725
Share of earnings for the year	459	12
Foreign currency translation and other	172	(44)
Share of other comprehensive income	(92)	485
Distributions(5),(8),(12)	(782)	(575)
Disposition of interest(1),(3),(9),(10),(11)	(778)	(142)
Acquisitions(1),(2),(4),(6),(7),(13)	1,098	864
Balance at end of year(14)	$5,402	$5,325

(1)On February 16, 2022, Brookfield Infrastructure acquired an approximate 7.9% interest in AusNet Services Ltd., an Australian regulated utility operation, for total equity consideration of approximately $0.5 billion. On August 31, 2023, Brookfield Infrastructure sold its interest for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $30 million in the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(2)On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
(3)On June 13, 2022, Brookfield Infrastructure sold an effective 19% (Brookfield consortium - 49%) interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statements of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(4)On August 4, 2022, Brookfield Infrastructure acquired an approximate 12% interest in an Australian data transmission business, for total consideration of $193 million.
(5)On November 1, 2022, our New Zealand data distribution business completed the sale of a portfolio of telecom towers which generated net proceeds of approximately $140 million to the partnership.
(6)On November 22, 2022, Brookfield Infrastructure entered into a joint-venture agreement with Intel Corporation for the construction and operation of a semiconductor manufacturing facility in Chandler, Arizona. The partnership has an effective 12% economic interest in the operation.
(7)On February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a European telecom tower operation in Germany and Austria, for total consideration of approximately $702 million.
(8)On April 1, 2023, our North American gas storage operation sold a portion of its U.S. gas storage portfolio for net proceeds of approximately $70 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $12 million in the Consolidated Statements of Operating Results. Revaluation gains of approximately $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(9)On April 26, 2023, a subsidiary of Brookfield Infrastructure completed the sale of its 50% interest in a freehold landlord port in Victoria, Australia, which generated net proceeds of approximately $70 million to the partnership. Prior to completion of the sale, the subsidiary’s interest in the port was classified as held for sale.
(10)On May 2, 2023, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Eletricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Sertaneja to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Sertaneja effective May 2, 2023. Refer to Note 6. Acquisition of Businesses, for further details.
(11)On June 15, 2023, a subsidiary of Brookfield Infrastructure sold a portion of its interest in its U.S. gas pipeline for net proceeds of approximately $420 million , decreasing its ownership from approximately 38% to 25%. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $80 million in the Consolidated Statements of Operating Results.
(12)On June 15, 2023, Brookfield Infrastructure sold an effective 12% (Brookfield consortium - 50%) interest in its New Zealand data distribution business for net proceeds of approximately $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $220 million in the Consolidated Statements of Operating Results. Revaluation gains of $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(13)On October 3, 2023, Brookfield Infrastructure acquired an approximate 15% interest in a North American hyperscale data center platform, for total consideration of approximately $0.4 billion.
(14)The closing balance includes a shareholder loan of $250 million from our U.S. gas pipeline (2022: $375 million).

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2023	2022
Balance at beginning of year	$5,325	$4,725
Share of earnings for the year	459	12
Foreign currency translation and other	172	(44)
Share of other comprehensive income	(92)	485
Distributions(5),(8),(12)	(782)	(575)
Disposition of interest(1),(3),(9),(10),(11)	(778)	(142)
Acquisitions(1),(2),(4),(6),(7),(13)	1,098	864
Balance at end of year(14)	$5,402	$5,325

(1)On February 16, 2022, Brookfield Infrastructure acquired an approximate 7.9% interest in AusNet Services Ltd., an Australian regulated utility operation, for total equity consideration of approximately $0.5 billion. On August 31, 2023, Brookfield Infrastructure sold its interest for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $30 million in the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to the Consolidated Statement of Operating Results.
(2)On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
(3)On June 13, 2022, Brookfield Infrastructure sold an effective 19% (Brookfield consortium - 49%) interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statements of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(4)On August 4, 2022, Brookfield Infrastructure acquired an approximate 12% interest in an Australian data transmission business, for total consideration of $193 million.
(5)On November 1, 2022, our New Zealand data distribution business completed the sale of a portfolio of telecom towers which generated net proceeds of approximately $140 million to the partnership.
(6)On November 22, 2022, Brookfield Infrastructure entered into a joint-venture agreement with Intel Corporation for the construction and operation of a semiconductor manufacturing facility in Chandler, Arizona. The partnership has an effective 12% economic interest in the operation.
(7)On February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a European telecom tower operation in Germany and Austria, for total consideration of approximately $702 million.
(8)On April 1, 2023, our North American gas storage operation sold a portion of its U.S. gas storage portfolio for net proceeds of approximately $70 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $12 million in the Consolidated Statements of Operating Results. Revaluation gains of approximately $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(9)On April 26, 2023, a subsidiary of Brookfield Infrastructure completed the sale of its 50% interest in a freehold landlord port in Victoria, Australia, which generated net proceeds of approximately $70 million to the partnership. Prior to completion of the sale, the subsidiary’s interest in the port was classified as held for sale.
(10)On May 2, 2023, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Eletricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Sertaneja to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Sertaneja effective May 2, 2023. Refer to Note 6. Acquisition of Businesses, for further details.
(11)On June 15, 2023, a subsidiary of Brookfield Infrastructure sold a portion of its interest in its U.S. gas pipeline for net proceeds of approximately $420 million , decreasing its ownership from approximately 38% to 25%. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $80 million in the Consolidated Statements of Operating Results.
(12)On June 15, 2023, Brookfield Infrastructure sold an effective 12% (Brookfield consortium - 50%) interest in its New Zealand data distribution business for net proceeds of approximately $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $220 million in the Consolidated Statements of Operating Results. Revaluation gains of $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
(13)On October 3, 2023, Brookfield Infrastructure acquired an approximate 15% interest in a North American hyperscale data center platform, for total consideration of approximately $0.4 billion.
(14)The closing balance includes a shareholder loan of $250 million from our U.S. gas pipeline (2022: $375 million).

Disclosure of interests in associates
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2023
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-15%	$722	$8,766	$9,488	$466	$5,370	$5,836	$3,652	$3,250	$402
Transport	6-49%	1,914	23,583	25,497	2,234	13,214	15,448	10,049	8,084	1,965
Midstream(1)	25%	226	6,143	6,369	190	4,058	4,248	2,121	1,410	711
Data	6-21%	1,409	46,364	47,773	2,862	23,443	26,305	21,468	19,161	2,307
Corporate	25-40%	5	107	112	—	—	—	112	95	17
Total		$4,276	$84,963	$89,239	$5,752	$46,085	$51,837	$37,402	$32,000	$5,402

(1)The partnership’s share of total net assets include a shareholder loan of $250 million receivable from our U.S. gas pipeline.

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	8-15%	$801	$22,050	$22,851	$786	$12,724	$13,510	$9,341	$8,454	$887
Transport	6-49%	1,587	22,305	23,892	2,399	12,096	14,495	9,397	7,472	1,925
Midstream(1)	20-38%	232	6,279	6,511	226	4,067	4,293	2,218	1,160	1,058
Data	12-21%	1,462	15,811	17,273	1,224	8,594	9,818	7,455	6,158	1,297
Corporate	25-40%	4	492	496	—	—	—	496	338	158
Total		$4,086	$66,937	$71,023	$4,635	$37,481	$42,116	$28,907	$23,582	$5,325

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2023, 2022, and 2021:

	Year ended December 31, 2023
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,002	$354	$(178)	$176	$6
Transport	15,210	4,248	312	4,560	233
Midstream	924	315	188	503	105
Data	3,320	749	785	1,534	218
Corporate	—	(316)	(245)	(561)	(103)
Total	$21,456	$5,350	$862	$6,212	$459

	Year ended December 31, 2022
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,287	$249	$52	$301	$28
Transport	16,994	1,151	388	1,539	(85)
Midstream	918	220	67	287	97
Data	2,385	315	769	1,084	28
Corporate	—	(86)	619	533	(56)
Total	$22,584	$1,849	$1,895	$3,744	$12

	Year ended December 31, 2021
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,336	$521	$28	$549	$84
Transport	11,808	1,574	(435)	1,139	15
Midstream	833	146	(46)	100	74
Data	2,460	70	73	143	14
Corporate	—	(76)	102	26	(99)
Total	$16,437	$2,235	$(278)	$1,957	$88
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2023, 2022, and 2021:

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$673	$(855)	$157	$(25)	$(22)	$(3)
Transport	3,763	(1,413)	(2,426)	(76)	(86)	10
Midstream	487	(77)	(400)	10	5	5
Data	1,083	(1,696)	746	133	127	6
Corporate	(130)	44	86	—	—	—
Total	$5,876	$(3,997)	$(1,837)	$42	$24	$18

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$620	$50	$(833)	$(163)	$(152)	$(11)
Transport	3,319	(1,294)	(3,081)	(1,056)	(1,012)	(44)
Midstream	448	(147)	(306)	(5)	(4)	(1)
Data	1,111	383	(1,630)	(136)	(120)	(16)
Corporate	(51)	379	(328)	—	—	—
Total	$5,447	$(629)	$(6,178)	$(1,360)	$(1,288)	$(72)

	Year ended December 31, 2021
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$202	$(611)	$176	$(233)	$(199)	$(34)
Transport	3,192	(372)	(1,627)	1,193	1,091	102
Midstream	342	(33)	(314)	(5)	(2)	(3)
Data	718	(996)	489	211	171	40
Corporate	(79)	(293)	372	—	—	—
Total	$4,375	$(2,305)	$(904)	$1,166	$1,061	$105

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2023
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-15%	$722	$8,766	$9,488	$466	$5,370	$5,836	$3,652	$3,250	$402
Transport	6-49%	1,914	23,583	25,497	2,234	13,214	15,448	10,049	8,084	1,965
Midstream(1)	25%	226	6,143	6,369	190	4,058	4,248	2,121	1,410	711
Data	6-21%	1,409	46,364	47,773	2,862	23,443	26,305	21,468	19,161	2,307
Corporate	25-40%	5	107	112	—	—	—	112	95	17
Total		$4,276	$84,963	$89,239	$5,752	$46,085	$51,837	$37,402	$32,000	$5,402

(1)The partnership’s share of total net assets include a shareholder loan of $250 million receivable from our U.S. gas pipeline.

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	8-15%	$801	$22,050	$22,851	$786	$12,724	$13,510	$9,341	$8,454	$887
Transport	6-49%	1,587	22,305	23,892	2,399	12,096	14,495	9,397	7,472	1,925
Midstream(1)	20-38%	232	6,279	6,511	226	4,067	4,293	2,218	1,160	1,058
Data	12-21%	1,462	15,811	17,273	1,224	8,594	9,818	7,455	6,158	1,297
Corporate	25-40%	4	492	496	—	—	—	496	338	158
Total		$4,086	$66,937	$71,023	$4,635	$37,481	$42,116	$28,907	$23,582	$5,325

(1)The partnership’s share of total net assets include a shareholder loan of $375 million receivable from our U.S. gas pipeline.
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2023, 2022, and 2021:

	Year ended December 31, 2023
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,002	$354	$(178)	$176	$6
Transport	15,210	4,248	312	4,560	233
Midstream	924	315	188	503	105
Data	3,320	749	785	1,534	218
Corporate	—	(316)	(245)	(561)	(103)
Total	$21,456	$5,350	$862	$6,212	$459

	Year ended December 31, 2022
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$2,287	$249	$52	$301	$28
Transport	16,994	1,151	388	1,539	(85)
Midstream	918	220	67	287	97
Data	2,385	315	769	1,084	28
Corporate	—	(86)	619	533	(56)
Total	$22,584	$1,849	$1,895	$3,744	$12

	Year ended December 31, 2021
	Total				Net income (loss) attributable to the Partnership
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income
Utilities	$1,336	$521	$28	$549	$84
Transport	11,808	1,574	(435)	1,139	15
Midstream	833	146	(46)	100	74
Data	2,460	70	73	143	14
Corporate	—	(76)	102	26	(99)
Total	$16,437	$2,235	$(278)	$1,957	$88
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2023, 2022, and 2021:

	Year ended December 31, 2023
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$673	$(855)	$157	$(25)	$(22)	$(3)
Transport	3,763	(1,413)	(2,426)	(76)	(86)	10
Midstream	487	(77)	(400)	10	5	5
Data	1,083	(1,696)	746	133	127	6
Corporate	(130)	44	86	—	—	—
Total	$5,876	$(3,997)	$(1,837)	$42	$24	$18

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$620	$50	$(833)	$(163)	$(152)	$(11)
Transport	3,319	(1,294)	(3,081)	(1,056)	(1,012)	(44)
Midstream	448	(147)	(306)	(5)	(4)	(1)
Data	1,111	383	(1,630)	(136)	(120)	(16)
Corporate	(51)	379	(328)	—	—	—
Total	$5,447	$(629)	$(6,178)	$(1,360)	$(1,288)	$(72)

	Year ended December 31, 2021
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$202	$(611)	$176	$(233)	$(199)	$(34)
Transport	3,192	(372)	(1,627)	1,193	1,091	102
Midstream	342	(33)	(314)	(5)	(2)	(3)
Data	718	(996)	489	211	171	40
Corporate	(79)	(293)	372	—	—	—
Total	$4,375	$(2,305)	$(904)	$1,166	$1,061	$105